Note 12 - Mezzanine Equity (Details Textual) - USD ($)			3 Months Ended	6 Months Ended
	Jun. 30, 2020	Feb. 17, 2020	Mar. 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Mar. 29, 2019
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock				$ 1,067	$ 9,339,000
Temporary Equity, Realized Redemptions on Deemed Dividends
Conversion of Series E Preferred Stock into Commmon Stock [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)	$ 2.11			$ 2.11
Conversion of Stock, Shares Converted (in shares)				11,264
Conversion of Stock, Shares Issued (in shares)				5,338,389
Series E Convertible Preferred Stock [Member] | Family Trading Inc [Member]
Stock Issued During Period, Shares, Purchase of Assets (in shares)		16,004
Convertible Stock Issued, Settlement of Consideration		$ 14,350,000
Convertible Stock Issued, Settlement of Dividends	$ 900,000	1,621,000
Convertible Stock Issued, Settlement of Interest on Dividends		$ 32,000
Stock Issued During Period, Shares, Settlement for Dividends (in shares)	900
Series E Preferred Stock [Member]
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock				$ 1,067,000
Preferred Stock Redeemed During Period, Shares (in shares)			21,364
Preferred Stock Redeemed During Period, Value			$ 24,569,000
Temporary Equity, Accretion to Redemption Value				$ 2,253,000
Series E Preferred Stock [Member] | Family Trading Inc [Member]
Temporary Equity, Realized Redemptions on Deemed Dividends			$ 3,204,000
Preferred Stock, Dividend Rate, Percentage			15.00%
Preferred Stock, Accrued Dividend, Interest Rate	20.00%			20.00%		15.00%